Stradley Ronon Stevens & Young, LLP
2005 Market Street
Suite 2600
Philadelphia, PA 19103
www.stradley.com
Joel D. Corriero
Partner
jcorriero@stradley.com
215.564.8528
May 4, 2026
VIA EDGAR TRANSMISSION
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549
Re: Northern Funds (the “Trust”)
Post-Effective Amendment No. 200 (File No. 33-73404)
Amendment No. 202 (File No. 811-08236)
Ladies and Gentlemen:
In accordance with Rule 497(j) of Regulation C under the Securities Act of 1933, as amended, Northern Funds (the “Trust”) certifies that:
a.
the form of the Trust’s Prospectus for the Northern Trust Tax-Exempt Bond ETF, Northern Trust Intermediate Tax-Exempt Bond ETF, Northern Trust Short-Term Tax-Exempt Bond ETF, Northern Trust 2030 Tax-Exempt Distributing Ladder ETF, Northern Trust 2035 Tax-Exempt Distributing Ladder ETF, Northern Trust 2045 Tax-Exempt Distributing Ladder ETF, Northern Trust 2055 Tax-Exempt Distributing Ladder ETF, Northern Trust 2030 Inflation-Linked Distributing Ladder ETF, Northern Trust 2035 Inflation-Linked Distributing Ladder ETF, Northern Trust 2045 Inflation-Linked Distributing Ladder ETF and Northern Trust 2055 Inflation-Linked Distributing Ladder ETF that would have been filed under paragraph (c) of Rule 497 would not have differed from those contained in Post-Effective Amendment No. 200 to the Trust’s registration statement on Form N-1A; and
b.
the text of Post-Effective Amendment No. 200 to the Trust’s registration statement was filed with the Commission via EDGAR on April 28, 2026 (Accession No. 0001193125-26-188130) with an effective date of May 1, 2026.
Please direct any comments to the undersigned at (212) 404-0654, or, in my absence, Michael D. Mabry at (215) 564-8011.
Sincerely,

/s/ Joel D. Corriero
Joel D. Corriero

Enclosures
cc:  Kevin P. O’Rourke
Randal E. Rein
Jose J. Del Real, Esq.
Michael D. Mabry, Esq.